Financial Instruments and Financial Risk Management (Details) - Schedule of Linkage of Monetary Items by Currency ₪ in Thousands, kr in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SEK (kr)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SEK (kr)	Dec. 31, 2022 ILS (₪)
SEK [Member]
Current assets:
Cash and cash equivalents | kr		kr 2,739			kr 5,014
Short term bank deposits | kr
Restricted short term bank deposits | kr
Trade receivables | kr
Other receivables | kr		77			152
Total asset | kr		2,816			5,166
Current liabilities: | kr
Accounts payable and accruals: | kr					50
Current liabilities:
Current maturities of long-term loans | kr
Current maturities of lease liability | kr
Accounts payable and accruals:
Trade | kr		30			124
Other | kr		159
Non-current liabilities
Lease liabilities, net of current maturities | kr
Long-term loans, net of current maturities | kr
Total liabilities | kr		189			174
Net asset value | kr		kr 2,627			kr 4,992
NIS [Member]
Current assets:
Cash and cash equivalents | ₪			₪ 23			₪ 71
Short term bank deposits | ₪
Restricted short term bank deposits | ₪			63			63
Trade receivables | ₪
Other receivables | ₪			23			4
Total asset | ₪			109			138
Current liabilities: | ₪
Accounts payable and accruals: | ₪						25
Current liabilities:
Current maturities of long-term loans | ₪						78
Current maturities of lease liability | ₪			87
Accounts payable and accruals:
Trade | ₪			21			282
Other | ₪			334
Non-current liabilities
Lease liabilities, net of current maturities | ₪						88
Long-term loans, net of current maturities | ₪
Total liabilities | ₪			442			473
Net asset value | ₪			₪ (333)			₪ (335)
USD [Member]
Current assets:
Cash and cash equivalents	$ 1,278			$ 110
Short term bank deposits	4,102			5,000
Restricted short term bank deposits
Trade receivables	158
Other receivables
Total asset	5,538			5,110
Current liabilities:				941
Accounts payable and accruals:
Current liabilities:
Current maturities of long-term loans	974
Current maturities of lease liability
Accounts payable and accruals:
Trade
Other
Non-current liabilities
Lease liabilities, net of current maturities
Long-term loans, net of current maturities
Total liabilities	974			941
Net asset value	4,564			4,169
Other Currencies [Member]
Current assets:
Cash and cash equivalents	238			100
Short term bank deposits
Restricted short term bank deposits
Trade receivables	44
Other receivables	8			5
Total asset	290			105
Current liabilities:				32
Accounts payable and accruals:
Current liabilities:
Current maturities of long-term loans	78
Current maturities of lease liability
Accounts payable and accruals:
Trade				327
Other	464
Non-current liabilities
Lease liabilities, net of current maturities
Long-term loans, net of current maturities	62			96
Total liabilities	604			455
Net asset value	$ (314)			$ (350)